UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2015

RRS-QTLY-0216
1.825846.110

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$637,388
Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	220,413
RAIT Financial Trust 4% 10/1/33		1,240,000	980,375
Redwood Trust, Inc. 4.625% 4/15/18		350,000	325,938
Resource Capital Corp.:
6% 12/1/18		120,000	111,525
8% 1/15/20		360,000	345,758
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	94,625
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	118,050
Starwood Waypoint Residential 4.5% 10/15/17		70,000	69,694
			2,266,378
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	931,838
TOTAL FINANCIALS			3,835,604
Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		516,640	620,496
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	216,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	166,500
Calatlantic Group, Inc. 5.875% 11/15/24		120,000	125,400
D.R. Horton, Inc. 6.5% 4/15/16		189,000	190,890
KB Home:
8% 3/15/20		140,000	151,725
9.1% 9/15/17		205,000	221,144
Meritage Homes Corp. 7% 4/1/22		470,000	492,325
Ryland Group, Inc. 8.4% 5/15/17		129,000	139,965
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	138,250
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	296,100
			2,139,049
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		45,000	46,125
TOTAL CONSUMER DISCRETIONARY			2,805,670
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	52,113
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	105,919
DDR Corp.:
7.5% 7/15/18		563,000	631,807
9.625% 3/15/16		526,000	534,216
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	312,000
Equity One, Inc. 6.25% 1/15/17		189,000	196,818
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	173,255
Hospitality Properties Trust:
5.625% 3/15/17		292,000	302,010
6.7% 1/15/18		189,000	199,955
iStar Financial, Inc.:
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	414,750
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	495,656
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	173,400
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	78,196
Potlatch Corp. 7.5% 11/1/19		189,000	206,955
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	220,596
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	117,606
4.75% 5/1/24		163,000	158,805
6.75% 4/15/20		134,000	148,196
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	189,182
			4,985,710
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	190,920
CBRE Group, Inc.:
5% 3/15/23		270,000	271,374
5.25% 3/15/25		120,000	121,551
First Industrial LP 5.75% 1/15/16		189,000	189,176
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	555,750
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	351,900
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	106,150
Mid-America Apartments LP 6.05% 9/1/16		284,000	291,334
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	195,225
Regency Centers LP 5.875% 6/15/17		93,000	98,075
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	146,620
			2,518,075
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	225,500
Ocwen Financial Corp. 6.625% 5/15/19		390,000	343,200
			568,700
TOTAL FINANCIALS			8,072,485
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,900
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	164,381

TOTAL NONCONVERTIBLE BONDS			11,166,436

TOTAL CORPORATE BONDS
(Cost $15,004,594)			15,002,040

U.S. Treasury Inflation-Protected Obligations - 26.7%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,758,608	$4,021,291
0.75% 2/15/42		8,315,224	7,295,392
0.75% 2/15/45		4,560,195	3,969,493
1.375% 2/15/44		2,273,696	2,309,775
1.75% 1/15/28		2,697,425	2,945,503
2% 1/15/26		9,356,404	10,389,525
2.125% 2/15/40		648,130	762,173
2.125% 2/15/41		2,994,267	3,543,980
2.375% 1/15/25		13,751,922	15,625,746
2.375% 1/15/27		9,772,260	11,290,845
2.5% 1/15/29		1,149,865	1,361,589
3.625% 4/15/28		5,252,626	6,863,505
3.875% 4/15/29		6,006,948	8,157,163
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,722,564	2,717,451
0.125% 4/15/18		15,176,128	15,145,998
0.125% 4/15/19		2,030,040	2,017,632
0.125% 4/15/20		1,726,554	1,704,588
0.125% 1/15/22		20,018,121	19,397,563
0.125% 7/15/22		3,671,552	3,559,466
0.125% 1/15/23		14,322,560	13,729,381
0.125% 7/15/24		11,619,140	11,030,340
0.375% 7/15/23		11,855,200	11,578,015
0.625% 7/15/21		10,521,997	10,590,038
0.625% 1/15/24		4,230,178	4,180,671
1.125% 1/15/21		10,029,881	10,340,130
1.25% 7/15/20		972,788	1,011,684
1.375% 7/15/18		5,997,788	6,209,568
1.375% 1/15/20		4,166,232	4,331,450
1.625% 1/15/18		3,271,877	3,374,196
1.875% 7/15/19		3,514,355	3,726,232
2.125% 1/15/19		17,259,057	18,261,464
2.375% 1/15/17		8,143,550	8,345,993
2.5% 7/15/16		330,934	336,344
2.625% 7/15/17		6,223,164	6,500,394
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $240,908,527)			236,624,578

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$335,574
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	96,117
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	218,718
Class XS, 0% 10/17/45 (b)(c)		147,000	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		759,673	779,197
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	300,940
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	394,122
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		305,034	284,413
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		219,369	228,245
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.947% 6/17/31 (b)(d)		140,000	134,063
Series 2014-SFR3:
Class E, 4.86% 12/17/31 (b)(d)		160,000	160,577
Class F, 5.36% 12/17/31 (b)(d)		100,000	98,770
Series 2015-SFR2 Class E, 3.347% 6/17/32 (b)(d)		100,000	95,570
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		679,159	465,563
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	40,256
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.747% 1/17/32 (b)(d)		149,000	145,258
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9836% 2/5/36 (b)(d)		331,211	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(d)		880,935	860,674
Class F, 2.3276% 11/21/40 (b)(d)		1,500,000	1,042,500
TOTAL ASSET-BACKED SECURITIES
(Cost $5,688,167)			5,680,590

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8958% 1/25/19 (b)(d)		9,648	6,298
Class B4, 4.8958% 1/25/19 (b)(d)		20,885	12,684
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(d)		189,000	203,832
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(d)		95,000	103,155
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		16,775	17,050
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $305,020)			343,019

Commercial Mortgage Securities - 2.1%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5159% 11/10/42 (d)		67,706	67,630
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28(b)(d)		126,000	112,259
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6526% 3/11/39 (d)		568,000	568,528
BLCP Hotel Trust Series 2014-CLMZ Class M, 6.0585% 8/15/29 (b)(d)		986,790	941,672
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.331% 11/15/19 (b)(d)		150,000	150,936
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.197% 2/15/31 (b)(d)		231,000	230,046
Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(d)		191,000	181,984
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	393,157
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2748% 9/10/46 (b)(d)		250,000	233,275
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(d)	CAD	1,605,000	1,151,025
Class G, 5.01% 5/15/44 (b)(d)	CAD	351,000	247,915
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	162,566
Class J, 5.01% 5/15/44(b)(d)	CAD	235,000	157,111
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	77,565
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	267,594
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,165,837
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	194,063
Series 2013-CR10 Class D, 4.9511% 8/10/46 (b)(d)		200,000	179,291
Series 2013-CR12 Class D, 5.2538% 10/10/46 (b)(d)		250,000	234,814
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.098% 5/10/43 (b)(d)		200,000	199,754
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(d)		223,000	200,123
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		71,331	72,205
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)		100,000	93,096
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.8345% 11/10/46 (b)(d)		580,000	611,018
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(d)		1,156,048	132,174
Series K012 Class X3, 2.3276% 1/25/41 (c)(d)		653,889	67,860
Series K013 Class X3, 2.807% 1/25/43 (c)(d)		1,124,000	143,496
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(d)		139,000	129,277
Class FFX, 3.3822% 12/15/19 (b)(d)		244,000	222,108
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		97,103	101,496
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	134,927
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (d)		500,000	526,969
Class D, 5.9069% 5/10/45 (b)(d)		500,000	496,709
Series 2012-GCJ9 Class D, 5.0144% 11/10/45 (b)(d)		157,000	147,886
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	198,767
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.6805% 7/15/29 (b)(d)		120,000	118,362
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(d)		200,000	199,039
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(d)		641,000	740,588
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(d)		284,000	315,431
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	104,509
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.931% 6/15/29 (b)(d)		319,000	313,294
Class F, 4.331% 6/15/29 (b)(d)		357,000	349,150
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0362% 6/15/38 (d)		589,000	597,072
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.0961% 1/20/41 (b)(d)		192,000	160,217
Mach One Trust LLC Series 2004-1A Class H, 6.0668% 5/28/40 (b)(d)		28,635	28,643
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9253% 10/15/46 (b)(d)		250,000	233,396
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	897,673
Series 1997-RR Class F, 7.4219% 4/30/39 (b)(d)		34,167	34,126
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		352,043	351,636
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	777,500
Series 2011-C2:
Class D, 5.479% 6/15/44 (b)(d)		358,000	372,700
Class E, 5.479% 6/15/44 (b)(d)		454,000	461,158
Class F, 5.479% 6/15/44 (b)(d)		343,000	325,826
Class XB, 0.5328% 6/15/44 (b)(c)(d)		12,067,221	300,546
Series 2011-C3 Class G, 5.3509% 7/15/49 (b)(d)		111,000	96,534
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	123,532
Class F, 5% 2/5/30 (b)		358,000	336,953
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		268,401	334,589
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	478,214
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7268% 5/10/45 (b)(d)		120,000	121,221
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.319% 3/15/45(b)(d)		220,000	181,987
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.217% 11/15/29 (b)(d)		111,676	103,939
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,219,776)			18,652,968
		Shares	Value

Common Stocks - 14.0%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.		35,200	753,280
Household Durables - 1.0%
Stanley Martin Communities LLC Class B (e)(f)		6,300	8,760,906

TOTAL CONSUMER DISCRETIONARY			9,514,186

FINANCIALS - 12.9%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	441,314
Real Estate Investment Trusts - 12.7%
Acadia Realty Trust (SBI)		114,944	3,810,394
Alexandria Real Estate Equities, Inc.		10,835	979,051
American Campus Communities, Inc.		5,400	223,236
American Tower Corp.		5,900	572,005
Annaly Capital Management, Inc.		40,500	379,890
Anworth Mortgage Asset Corp.		37,300	162,255
Apartment Investment & Management Co. Class A		28,900	1,156,867
Arbor Realty Trust, Inc.		48,800	348,920
Ashford Hospitality Prime, Inc.		23,500	340,750
AvalonBay Communities, Inc.		16,709	3,076,628
Boston Properties, Inc.		37,701	4,808,386
Care Capital Properties, Inc.		2,779	84,954
CBL & Associates Properties, Inc.		73,570	910,061
Cedar Shopping Centers, Inc.		135,923	962,335
Community Healthcare Trust, Inc.		8,200	151,126
Coresite Realty Corp.		7,100	402,712
Cousins Properties, Inc.		67,400	635,582
CYS Investments, Inc.		52,080	371,330
DCT Industrial Trust, Inc.		68,375	2,555,174
Douglas Emmett, Inc.		7,500	233,850
DuPont Fabros Technology, Inc.		43,800	1,392,402
Dynex Capital, Inc.		68,000	431,800
Empire State Realty Trust, Inc.		79,000	1,427,530
Equity Lifestyle Properties, Inc.		77,699	5,180,192
Equity Residential (SBI)		35,813	2,921,983
Essex Property Trust, Inc.		17,322	4,147,060
Extra Space Storage, Inc.		52,900	4,666,309
Federal Realty Investment Trust (SBI)		18,596	2,716,876
FelCor Lodging Trust, Inc.		186,100	1,358,530
First Potomac Realty Trust		42,409	483,463
Five Oaks Investment Corp.		2,900	15,834
General Growth Properties, Inc.		40,800	1,110,168
Hatteras Financial Corp.		23,000	302,450
HCP, Inc.		25,813	987,089
Healthcare Realty Trust, Inc.		72,000	2,039,040
Healthcare Trust of America, Inc.		8,900	240,033
Host Hotels & Resorts, Inc.		114,881	1,762,275
Inland Real Estate Corp.		19,300	204,966
Invesco Mortgage Capital, Inc.		9,000	111,510
Kite Realty Group Trust		25,683	665,960
Lexington Corporate Properties Trust		150,500	1,204,000
Liberty Property Trust (SBI)		15,700	487,485
Mack-Cali Realty Corp.		108,240	2,527,404
MFA Financial, Inc.		507,466	3,349,276
Mid-America Apartment Communities, Inc.		42,000	3,814,020
Monmouth Real Estate Investment Corp. Class A		14,200	148,532
National Retail Properties, Inc.		7,700	308,385
New Senior Investment Group, Inc.		54,432	536,700
New York (REIT), Inc.		20,000	230,000
Newcastle Investment Corp.		54,932	224,123
NorthStar Realty Europe Corp.		46	543
NorthStar Realty Finance Corp.		2,750	46,833
Parkway Properties, Inc.		75,400	1,178,502
Pebblebrook Hotel Trust		11,800	330,636
Potlatch Corp.		14,900	450,576
Prologis, Inc.		22,777	977,589
Public Storage		17,284	4,281,247
Ramco-Gershenson Properties Trust (SBI)		40,300	669,383
Sabra Health Care REIT, Inc.		72,000	1,456,560
Select Income REIT		13,866	274,824
Senior Housing Properties Trust (SBI)		81,600	1,210,944
Simon Property Group, Inc.		53,773	10,455,622
SL Green Realty Corp.		18,019	2,035,787
Store Capital Corp.		18,600	431,520
Sun Communities, Inc.		29,150	1,997,650
Taubman Centers, Inc.		8,300	636,776
Terreno Realty Corp.		69,367	1,569,082
The Macerich Co.		21,200	1,710,628
Two Harbors Investment Corp.		66,500	538,650
UDR, Inc.		88,800	3,336,216
Urban Edge Properties		101,773	2,386,577
Ventas, Inc.		102,447	5,781,084
VEREIT, Inc.		31,100	246,312
Vornado Realty Trust		4,347	434,526
Welltower, Inc.		10,375	705,811
Weyerhaeuser Co.		16,300	488,674
WP Carey, Inc.		24,700	1,457,300
WP Glimcher, Inc.		17,400	184,614
			112,435,367
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (e)		80,731	1,770,431
Kennedy-Wilson Holdings, Inc.		15,000	361,200
The RMR Group, Inc. (e)		605	8,718
			2,140,349

TOTAL FINANCIALS			115,017,030

TOTAL COMMON STOCKS
(Cost $116,843,380)			124,531,216

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	755,250
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 2.5%
Real Estate Investment Trusts - 2.5%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	445,124
8.25%		500	11,130
American Capital Agency Corp. Series B, 7.75%		8,000	189,280
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	151,156
American Home Mortgage Investment Corp.:
Series A, 9.75% (e)		81,500	1
Series B, 9.25% (e)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	632,220
Series B, 5.00%		6,720	175,459
Series C, 5.50%		22,592	580,614
Annaly Capital Management, Inc.:
Series A, 7.875%		25,200	628,236
Series C, 7.625%		2,324	54,428
Series D, 7.50%		13,671	316,620
Anworth Mortgage Asset Corp. Series A, 8.625%		41,700	1,021,650
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	340,811
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	257,981
Arbor Realty Trust, Inc.:
7.375%		12,320	303,072
Series A, 8.25%		8,989	217,354
Armour Residential REIT, Inc. Series B, 7.875%		5,645	114,594
Campus Crest Communities, Inc. Series A, 8.00%		8,596	231,232
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	261,676
Series E, 6.625%		3,000	74,850
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	300,624
Chesapeake Lodging Trust Series A, 7.75%		4,050	104,369
Colony Financial, Inc. 7.125%		5,900	129,269
Coresite Realty Corp. Series A, 7.25%		14,176	375,522
CYS Investments, Inc. Series A, 7.75%		2,162	49,164
DDR Corp. Series K, 6.25%		5,623	140,575
Digital Realty Trust, Inc. Series G, 5.875%		6,286	156,773
Dynex Capital, Inc.:
Series A, 8.50%		20,755	484,214
Series B, 7.625%		10,545	228,827
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	772,217
Essex Property Trust, Inc. Series H, 7.125%		1,900	48,184
First Potomac Realty Trust 7.75%		22,008	555,702
General Growth Properties, Inc. Series A, 6.375%		3,847	95,406
Hatteras Financial Corp. Series A, 7.625%		16,340	382,846
Inland Real Estate Corp. Series B, 6.95%		9,000	226,080
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	139,510
Series B, 7.75%		21,900	475,887
iStar Financial, Inc.:
Series E, 7.875%		5,011	115,053
Series F, 7.80%		18,316	423,100
Series G, 7.65%		6,000	137,400
LaSalle Hotel Properties Series I, 6.375%		4,963	126,408
LBA Realty Fund II Series B, 7.625%		27,795	635,811
MFA Financial, Inc.:
8.00%		11,262	290,222
Series B, 7.50%		64,227	1,526,034
National Retail Properties, Inc.:
5.70%		7,472	185,380
Series D, 6.625%		3,500	91,210
New York Mortgage Trust, Inc.:
7.875%		3,200	59,264
Series B, 7.75%		8,886	162,258
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	211,301
Series C, 8.875%		10,582	250,793
Series D, 8.50%		8,486	195,178
Series E, 8.75%		13,700	322,635
Pebblebrook Hotel Trust:
Series A, 7.875%		11,500	288,880
Series B, 8.00%		7,600	196,232
Series C, 6.50%		7,058	178,497
Pennsylvania (REIT) 7.375%		4,082	102,907
Prologis, Inc. Series Q, 8.54%		3,700	235,413
PS Business Parks, Inc.:
Series S, 6.45%		1,800	47,394
Series T, 6.00%		5,100	130,254
Series U, 5.75%		6,700	168,170
Public Storage 6.375%		4,000	110,320
RAIT Financial Trust:
7.125%		12,402	269,371
7.625%		8,860	171,884
Regency Centers Corp. Series 6, 6.625%		2,300	60,835
Saul Centers, Inc. Series C, 6.875%		14,926	390,315
Stag Industrial, Inc. Series A, 9.00%		36,861	960,966
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	252,161
Series C, 7.125%		6,788	173,433
Sun Communities, Inc. Series A, 7.125%		15,940	410,614
Taubman Centers, Inc. Series K, 6.25%		4,319	110,135
Terreno Realty Corp. Series A, 7.75%		5,000	127,700
UMH Properties, Inc. Series A, 8.25%		14,000	359,380
Urstadt Biddle Properties, Inc. 6.75%		6,500	170,495
VEREIT, Inc. Series F, 6.70%		54,923	1,351,106
Wells Fargo Real Estate Investment Corp. 6.375%		4,400	115,148
WP Glimcher, Inc.:
6.875%		702	17,669
7.50%		2,898	74,305
			21,878,290
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	189,092
TOTAL FINANCIALS			22,067,382
TOTAL PREFERRED STOCKS
(Cost $30,881,371)			22,822,632
		Principal Amount(a)	Value

Bank Loan Obligations - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		313,945	284,318
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)		162,525	142,209
Cooper Hotel Group 12% 11/6/17		987,125	1,036,481
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)		605,885	607,399
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)		75,000	73,937
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)		222,843	216,715
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)		44,320	42,880
			2,403,939
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)		391,155	383,625
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5.5% 10/11/18 (d)		276,450	275,759

TOTAL CONSUMER DISCRETIONARY			3,063,323

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5.125% 8/25/19 (d)		231,000	228,374
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)		157,384	153,646
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/12/16 (d)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)		14,061	13,850
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)		729,961	723,267
			2,125,182
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)		215,928	215,073

TOTAL FINANCIALS			2,340,255

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)		313,430	308,468
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (d)		88,650	86,655
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)		414,239	388,693
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)		99,000	98,258
			486,951
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,739,059)			6,667,672
		Shares	Value

Equity Funds - 23.0%
Fidelity Commodity Strategy Central Fund (g)
(Cost $421,125,329)		34,538,485	203,777,060

Fixed-Income Funds - 26.1%
Fidelity Floating Rate Central Fund (g)
(Cost $243,930,744)		2,366,205	231,367,525
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)(d)
(Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.33% (h)
(Cost $19,381,888)		19,381,888	19,381,888
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,119,622,223)			884,851,438
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,664,278
NET ASSETS - 100%			$887,515,716

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,815,637 or 2.6% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,760,906 or 1.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,677
Fidelity Commodity Strategy Central Fund	189,860
Fidelity Floating Rate Central Fund	3,532,975
Fidelity Securities Lending Cash Central Fund	3
Total	$3,728,515

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$250,114,753	$3,505,400	$21,910,542	$203,777,060	70.6%
Fidelity Floating Rate Central Fund	280,596,318	--	37,996,798	231,367,525	15.9%
Total	$530,711,071	$3,505,400	$59,907,340	$435,144,585

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,514,186	$753,280	$--	$8,760,906
Financials	137,839,662	136,213,185	1,626,474	3
Corporate Bonds	15,002,040	--	15,002,040	--
U.S. Government and Government Agency Obligations	236,624,578	--	236,624,578	--
Asset-Backed Securities	5,680,590	--	2,987,151	2,693,439
Collateralized Mortgage Obligations	343,019	--	324,037	18,982
Commercial Mortgage Securities	18,652,968	--	15,423,355	3,229,613
Bank Loan Obligations	6,667,672	--	4,229,276	2,438,396
Equity Funds	203,777,060	203,777,060	--	--
Fixed-Income Funds	231,367,525	231,367,525	--	--
Preferred Securities	250	--	--	250
Money Market Funds	19,381,888	19,381,888	--	--
Total Investments in Securities:	$884,851,438	$591,492,938	$276,216,911	$17,141,589

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,633,078
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(872,172)
Cost of Purchases	--
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	--
Transfers out of Level 3	-
Ending Balance	$8,760,906
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$(872,172)
Other Investments in Securities
Beginning Balance	10,446,296
Net Realized Gain (Loss) on Investment Securities	206,161
Net Unrealized Gain (Loss) on Investment Securities	(519,512)
Cost of Purchases	-
Proceeds of Sales	(1,054,507)
Amortization/Accretion	102,738
Transfers into Level 3	-
Transfers out of Level 3	(800,493)
Ending Balance	$8,380,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$(177,226)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$2,693,439	Discounted cash flow	Yield	7.3% - 10.0% / 9.2%	Decrease
			Spread	3.8%	Increase
		Expected distribution	Recovery rate	0.0% - 1.0% / 1.0%	Increase
Bank Loan Obligations	$2,424,546	Discounted Cash Flow	Yield	8.8% - 9.0% / 8.8%	Increase
Collateralized Mortgage Obligations	$18,982	Discounted cash flow	Yield	10.5%	Increase
Equities	$8,760,909	Adjusted book value	Book value multiple	1.2	Increase
		Expected distribution	Recovery rate	0.0%	Increase
Preferred Securities	$250	Expected distribution	Recovery rate	0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,123,279,662. Net unrealized depreciation aggregated $238,428,224 of which $24,569,713 related to appreciated investment securities and $262,997,937 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the

Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016